Condensed consolidated statements of operations (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Sales to related parties	$ 4,234	$ 3,588
Depreciation and impairment	1,509	1,377
Purchases from related parties	$ 518	$ 491